Financial Instruments - Financial Assets Recorded at FVTPL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ (25.1)	$ 8.3
Equity securities | FVTPL | Investments
Disclosure of financial assets [line items]
Unrealized losses on investments	(14.3)	(6.5)
Realized gains on investments	0.0	1.0
Gains (losses) on financial assets at fair value through profit or loss	$ (14.3)	$ (5.5)